ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 1)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
IfrsStatementLineItems [Line Items]
Revenues, percent	34.00%	19.00%	15.00%
Customer B [Member]
IfrsStatementLineItems [Line Items]
Revenues, percent	0.00%	11.00%